UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
	Shares	Value (Note 1)

COMMON STOCKS - 97.46%

Consumer Discretionary - 5.79%
* Starbucks Corp.	68,700	$954,243
		954,243
Consumer Staples - 9.54%
McCormick & Co, Inc.	24,500	796,985
Sysco Corp.	34,400	773,312
		1,570,297
Energy - 9.03%
Exxon Mobil Corp.	10,000	699,100
* Transocean Ltd	10,600	787,474
		1,486,574
Financials - 12.10%
JPMorgan Chase & Co.	28,600	975,546
The Goldman Sachs Group, Inc.	6,900	1,017,336
		1,992,882
Health Care - 8.19%
Aetna, Inc.	23,400	586,170
Pfizer, Inc.	50,800	762,000
		1,348,170
Industrials - 18.05%
General Electric Co.	57,900	678,588
Goodrich Corp.	15,800	789,526
* Ingersoll-Rand Co. Ltd.	35,800	748,220
The Boeing Co.	17,800	756,500
		2,972,834
Information Technology - 21.27%
* Adobe Systems, Inc.	30,000	849,000
Corning, Inc.	55,600	892,936
Hewlett-Packard Co.	21,600	834,840
Microsoft Corp.	38,900	924,653
		3,501,429
Materials - 5.20%
E.I. Du Pont de Nemours & Co.	33,400	855,708
		855,708
Telecommunications - 8.29%
AT&T, Inc.	33,400	829,656
Verizon Communications, Inc.	17,400	534,702
		1,364,358

Total Common Stocks (Cost $20,386,987)		16,046,495

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Shares	Value (Note 1)

INVESTMENT COMPANY - 2.26%
§	HighMark 100% US Treasury Money Market Fund, 0.02%	372,513	$372,513

Total Investment Company (Cost $372,513)			372,513

Total Value of Investments (Cost $20,759,500) - 99.72%			$16,419,008

Other Assets Less Liabilities - 0.28%			46,549

Net Assets - 100%			$16,465,557

* Non-income producing investment
§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$778,432
Aggregate gross unrealized depreciation			(5,118,924)

Net unrealized depreciation			$(4,340,492)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.79%	$954,243
Consumer Staples	9.54%	1,570,297
Energy	9.03%	1,486,574
Financials	12.10%	1,992,882
Health Care	8.19%	1,348,170
Industrials	18.05%	2,972,834
Information Technology	21.27%	3,501,429
Materials	5.20%	855,708
Telecommunications	8.29%	1,364,358
Other	2.26%	372,513
Total	99.72%	$16,419,008

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 – Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs	Investments in Securities
	Level 1	$16,046,495
	Level 2	372,513
	Level 3	-
	Total	$16,419,008

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
	Shares	Value (Note 1)

COMMON STOCKS - 97.53%

Consumer Discretionary - 13.55%
Best Buy Co, Inc.	6,100	$204,289
Black & Decker Corp.	6,900	197,754
Harley-Davidson, Inc.	11,600	188,036
* Starbucks Corp.	18,000	250,020
The Walt Disney Co.	9,100	212,303
Time Warner, Inc.	9,600	241,824
		1,294,226
Consumer Staples - 12.15%
Campbell Soup Co.	7,100	208,882
Clorox Co.	3,100	173,073
HJ Heinz Co.	5,600	199,920
McCormick & Co., Inc.	6,800	221,204
Sysco Corp.	6,800	152,864
Wal-Mart Stores, Inc.	4,200	203,448
		1,159,391
Energy - 4.45%
Exxon Mobil Corp.	3,100	216,721
* Transocean Ltd	2,800	208,012
		424,733
Financials - 8.63%
American Express Co.	8,100	188,244
JPMorgan Chase & Co.	6,700	228,537
The Allstate Corp.	8,200	200,080
The Goldman Sachs Group, Inc.	1,400	206,416
		823,277
Health Care - 10.37%
Aetna, Inc.	9,200	230,460
* Amgen, Inc.	3,200	169,408
Johnson & Johnson	3,100	176,080
Merck & Co., Inc.	8,500	237,660
Pfizer, Inc.	11,700	175,500
		989,108
Industrials - 14.95%
3M Co.	3,100	186,310
FedEx Corp.	4,100	228,042
General Electric Co.	17,900	209,788
Goodrich Corp.	4,500	224,865
Honeywell International, Inc.	6,100	191,540
* Ingersoll-Rand Co. Ltd.	9,300	194,370
The Boeing Co.	4,500	191,250
		1,426,165

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 24.80%
	*	Adobe Systems, Inc.	8,000	$226,400
	*	Cisco Systems, Inc.	9,700	180,808
		Corning, Inc.	13,500	216,810
	*	Google, Inc.	500	210,795
		Hewlett-Packard Co.	5,500	212,575
		International Business Machines Corp.	1,800	187,956
		Microsoft Corp.	9,900	235,323
		Oracle Corp.	10,200	218,484
		Texas Instruments, Inc.	9,800	208,740
		The Western Union Co.	14,800	242,720
	*	Yahoo!, Inc.	14,400	225,504
				2,366,115
	Materials - 2.20%
		E.I. Du Pont de Nemours & Co.	8,200	210,084
				210,084
	Telecommunications - 4.07%
		AT&T, Inc.	8,700	216,108
		Verizon Communications, Inc.	5,600	172,088
				388,196
	Utilities - 2.36%
		American Electric Power Co., Inc.	7,800	225,342
				225,342

		Total Common Stocks (Cost $9,900,639)		9,306,637

INVESTMENT COMPANY - 1.93%
	§	HighMark 100% US Treasury Money Market Fund, 0.02%	184,175	184,175

		Total Investment Company (Cost $184,175)		184,175

Total Value of Investments (Cost $10,084,814) - 99.46%				$9,490,812

Other Assets Less Liabilities - 0.54%				51,309

	Net Assets - 100%			$9,542,121

*	Non-income producing investment
§	Represents 7 day effective yield
				(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
				Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$708,166
Aggregate gross unrealized depreciation				(1,302,168)

	Net unrealized depreciation			$(594,002)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	13.55%	$1,294,226
	Consumer Staples	12.15%	1,159,391
	Energy	4.45%	424,733
	Financials	8.63%	823,277
	Health Care	10.37%	989,108
	Industrials	14.95%	1,426,165
	Information Technology	24.80%	2,366,115
	Materials	2.20%	210,084
	Telecommunications	4.07%	388,196
	Utilities	2.36%	225,342
	Other	1.93%	184,175
	Total	99.46%	$9,490,812

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

				(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 - Investment Valuation (Continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs	Investments in Securities
	Level 1	$9,306,637
	Level 2	184,175
	Level 3	-
	Total	$9,490,812

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman Mark A. Hillman, Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Date: August 21, 2009

By: (Signature and Title)	/s/ John D. Marriott, Jr. John D. Marriott, Jr., Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust

Date: August 20, 2009